Securities (Tables)	12 Months Ended
Dec. 31, 2017
Securities [Abstract]
Amortized cost and fair value of available-for-sale securities portfolio

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2017
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$11,499	$-	$82	$11,417
Mortgage-backed securities - residential	236	8	-	244
Collateralized mortgage obligations	110	2	-	112
Total	$11,845	$10	$82	$11,773

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2016
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$13,521	$11	$27	$13,505
Mortgage-backed securities - residential	345	12	-	357
Collateralized mortgage obligations	189	7	-	196
Total	$14,055	$30	$27	$14,058

Securities Classified By Maturity Date

	December 31, 2017		December 31, 2016
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$3,002	$2,993	$2,518	$2,518
Due from one to five years	8,497	8,424	11,003	10,987
Mortgage-backed securities - residential	236	244	345	357
Collateralized mortgage obligations	110	112	189	196
Total	$11,845	$11,773	$14,055	$14,058

Fair value of securities pledged

	2017	2016
Pledged as collateral for:
FHLB advances	$4,641	$2,327
Public deposits	2,018	2,043
Interest-rate swaps	145	195
Total	$6,804	$4,565

Securities with unrealized losses

December 31, 2017	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$6,947	$51	$4,470	$31	$11,417	$82
Total temporarily impaired	$6,947	$51	$4,470	$31	$11,417	$82

December 31, 2016	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$10,492	$27	$-	$-	$10,492	$27
Mortgage-backed securities - residential (1)	1	-	-	-	1	-
Total temporarily impaired	$10,493	$27	$-	$-	$10,493	$27
(1)	Securities with an unrealized loss were less than $1 resulting in rounding to zero.